Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	SCT Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average SCT Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Loss ($ in Thousands)(7)	Revenue ($ in Thousands)(8)
2022	2,447,078	(18,985,675)	5,880,518	743,504	61	80	(51,622)	6,202
2021	6,093,656	42,373,070	2,081,139	16,282,851	134	102	(125,874)	—

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	The amounts reported in this column are the total compensation amounts reported for Mr. Rust, our CEO/Principal Executive Officer (“PEO”), for each fiscal year in the “Total” column of the Summary Compensation Table (“SCT”). Please refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”The amounts reported in this column are the average amounts reported for our NEOs as a group (excluding Mr. Rust, our PEO) in the “Total” column of the SCT for each fiscal year. For fiscal year 2022, our non-PEO NEOs included Mr. Pietzke, Mr. Marathe, Mr. Hejlek and Mr. Lahiri. For fiscal year 2021, our non-PEO NEOs included Mr. Pietzke and Mr. Lahiri.
Peer Group Issuers, Footnote [Text Block]	The amounts reported in this column represent the weighted cumulative value of the peer group’s TSR for each fiscal year. The peer group used for this purpose is the Russell 2000 Index.
PEO Total Compensation Amount	$ 2,447,078	$ 6,093,656
PEO Actually Paid Compensation Amount	$ (18,985,675)	42,373,070
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts reported in this column represent the “compensation actually paid” (“CAP”) to Mr. Rust, who served as our PEO for fiscal years 2021 and 2022, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rust during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the following table shows the adjustments to the reported “Total” in the SCT to derive the “compensation actually paid” amount for the years presented below.

		Fiscal Years
		2022	2021
SCT Total for PEO		$2,447,078	$6,093,656
Less:	Reported value in SCT “Stock Awards” column	(95,217)	—
Less:	Reported value in SCT “Options Awards” column	(1,664,933)	(5,560,515)

Plus:	Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	1,544,502	26,221,514
Plus:	Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(16,315,279)	11,221,722
Plus:	Vesting date fair value of equity awards granted and vested in the covered year	95,194	2,066,389
Plus:	Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(4,997,020)	2,330,304
Less:	Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—
Plus:	Dollar value of dividends/earnings paid on equity awards in the covered year	—	—
Plus:	Excess fair value for equity award modifications	—	—
Total Adjustments		(21,432,753)	36,279,414
CAP to PEO		$(18,985,675)	$42,373,070

Non-PEO NEO Average Total Compensation Amount	$ 5,880,518	2,081,139
Non-PEO NEO Average Compensation Actually Paid Amount	$ 743,504	16,282,851
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts reported in this column represent the average amount of the CAP to our non-PEO NEOs for fiscal years 2021 and 2022, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to our non-PEO NEOs during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the following table shows the adjustments to the average reported “Total” in the SCT to derive the average amount of CAP for the years presented below.

		Fiscal years
		2022	2021
SCT Average Total for Non-PEO NEOs		$5,880,518	$2,081,139
Less:	Reported value in SCT “Stock Awards” column	(5,499,001)	$—
Less:	Reported value in SCT “Options Awards” column	(37,364)	$(1,728,870)
Plus:	Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	4,688,670	$9,148,815
Plus:	Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(3,220,630)	$5,558,467
Plus:	Vesting date fair value of equity awards granted and vested in the covered year	482,535	$89,444
Plus:	Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(1,551,224)	$1,133,856
Less:	Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	$—
Plus:	Dollar value of dividends/earnings paid on equity awards in the covered year	—	$—
Plus:	Excess fair value for equity award modifications	—	$—
Total Adjustments		(5,137,014)	14,201,712
Average CAP to Non-PEO NEOs		$743,504	$16,282,851

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP versus Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	CAP versus Net Loss
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP versus Revenue
Tabular List [Table Text Block]

Performance Matrix
Revenue
Operating expenses
Capital expenditures

Total Shareholder Return Amount	$ 61	134
Peer Group Total Shareholder Return Amount	80	102
Net Income (Loss)	$ (51,622,000)	$ (125,874,000)
Company Selected Measure Amount	6,202,000	0
PEO Name	Mr. Rust
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the table below includes information to demonstrate the relationship between NEO compensation and certain financial performance measures for fiscal years 2021 and 2022. For additional information about our performance-based pay philosophy and how we align executive compensation with our performance, refer to the “Executive Compensation - Compensation Discussion and Analysis” section beginning on page 19.Our total shareholder return (“TSR”), as reflected in our Annual Report on the Form 10-K for the fiscal year ended January 1, 2023, represents the cumulative value of $100 for each fiscal year would be if such amount were invested in our common stock at the market close on July 14, 2021 (the date of our common stock began trading on the Nasdaq Global Select Market under the symbol “ENVX”).The amounts reported in this column represent the net loss reported in our Annual Report on the Form 10-K for the fiscal year ended January 1, 2023.While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we determined that revenue is the key financial performance measure used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. The amounts reported in this column represent the revenue reported in our Annual Report on the Form 10-K for the fiscal year ended January 1, 2023.
Most Important Financial Performance Measures to Determine 2022 Compensation Actually Paid
	The table below lists our most important financial performance measures used to link "Compensation Actually Paid" for our NEOs for fiscal year 2022 to our performance. These measures are used to determine the AIP payouts and the vesting criteria for PRSUs for the NEOs. The financial performance measures included in the following table are not ranked by relative importance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating expenses
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Capital expenditures
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (21,432,753)	$ 36,279,414
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(95,217)	0
PEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,664,933)	(5,560,515)
PEO [Member] | Equity Award Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,544,502	26,221,514
PEO [Member] | Equity Award Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,315,279)	11,221,722
PEO [Member] | Equity Award Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	95,194	2,066,389
PEO [Member] | Equity Award Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,997,020)	2,330,304
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards, Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,137,014)	14,201,712
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,499,001)	0
Non-PEO NEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,364)	(1,728,870)
Non-PEO NEO [Member] | Equity Award Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,688,670	9,148,815
Non-PEO NEO [Member] | Equity Award Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,220,630)	5,558,467
Non-PEO NEO [Member] | Equity Award Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	482,535	89,444
Non-PEO NEO [Member] | Equity Award Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,551,224)	1,133,856
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards, Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0